General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
Schedule of General and Administrative Expenses [Abstract]
Staff cost			$ 718,741	$ 440,216
Director bonus			700,000
Legal and professional fees			623,835	702,705
Rent and rates			162,351	167,162
Depreciation charges			32,132	42,297
Travel expenses			63,773	24,320
Insurance			20,423	17,659
Others			40,188	17,586
Total	$ 484,497	$ 367,194	$ 2,361,443	$ 1,411,945